Investments in affiliates and joint ventures - Balance Sheets (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Current assets	$ 9,769	$ 0
Non-current assets	2,392	0
Total assets	12,161	0
Liabilities
Current liabilities	4,013	0
Non-current liabilities	3,032	0
Total liabilities	$ 7,045	$ 0